Subordinated Liabilities - Schedule of Subordinated Liabilities (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Subordinated Liabilities [abstract]
£325m Sterling Preference Shares	£ 344	£ 344
£175m Fixed/Floating Rate Tier One Preferred Income Capital Securities		2
Undated subordinated liabilities	574	584
Dated subordinated liabilities	2,683	2,863
Subordinated liabilities	£ 3,601	£ 3,793